SUBSEQUENT EVENTS (Details)		1 Months Ended	9 Months Ended
	Apr. 06, 2022 $ / shares	Nov. 30, 2021 $ / shares shares	Dec. 31, 2022 shares	Aug. 09, 2022 $ / shares	Nov. 10, 2021 $ / shares	Nov. 07, 2021 $ / shares
Subsequent Event [Line Items]
Floor Price		$ 0.41
Threshold percentage on closing bid price		85.00%
Reverse stock split	0.1
Exercise price of warrants		$ 0.82
Number of shares issued upon conversion | shares		1,496,125
Series A Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Number of shares converted | shares		520	3,259
Number of shares issued upon conversion | shares		126,831	870,706
Private Placement [Member]
Subsequent Event [Line Items]
Initial conversion price	$ 4.10			$ 2.00
Threshold percentage on closing bid price					85.00%
Reverse stock split	0.1
Exercise price of warrants		$ 4.1			$ 8.2	$ 6.8
Private Placement [Member] | Series A Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Initial conversion price		$ 0.68
Subsequent event
Subsequent Event [Line Items]
Reverse stock split	0.1
Subsequent event | Private Placement [Member]
Subsequent Event [Line Items]
Reverse stock split	0.1